Financial asset at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Summary of Investment

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Investment (note i)	129,060	104,970

(i)	Investment

Summary of ordinary shares without significant influence
The Group invested in an investee company in the form of publicly traded ordinary shares without obtaining significant influence and such investment is managed on fair value. In 2023, the Group received cash dividend of RMB4.3
million from the investee company.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
At the beginning of the year	—	129,060
Additions	139,203	—
Fair value change	(10,143)	(24,090)

At the end of the year	129,060	104,970